Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade and Other Receivables [Line Items]
Current trade receivables	R$ 1,114,976	R$ 812,193
Allowance for expected losses – doubtful accounts	(9,042)	(5,185)
Trade and other receivables	1,105,934	807,008
Current	1,099,964	803,523
Non-current	5,970	3,485
Domestic operations
Schedule of Trade and Other Receivables [Line Items]
Current trade receivables	411,373	271,039
Foreign operations
Schedule of Trade and Other Receivables [Line Items]
Current trade receivables	R$ 703,603	R$ 541,154